Business segment information - Adjustment items (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Adjustments
Business segment information
Net operating income	$ (874)	$ (937)	$ (295)	$ (1,929)
Adjustments - Inventory valuation effect
Business segment information
Net operating income	(327)	(377)	(220)	(768)
Adjustments - Effect of changes in fair value
Business segment information
Net operating income	(291)	(111)	(611)	(545)
Adjustments - Restructuring charges
Business segment information
Net operating income	(11)	(5)	(11)	(5)
Adjustments - Asset impairment and provisions charges
Business segment information
Net operating income		(469)	(644)	(529)
Adjustments - Asset impairment and provisions charges | Sunpower and Maxeon
Business segment information
Net operating income			(644)
Adjustments - Gains (losses) on disposals of assets
Business segment information
Net operating income	(110)		1,397	203
Adjustments - Gains (losses) on disposals of assets | Belgium, Luxembourg, Netherlands
Business segment information
Net operating income			1,397
Adjustments - Other items
Business segment information
Net operating income	(135)	25	(206)	(285)
Adjustments - Other items - impacts of contribution on inframarginal annuity in France
Business segment information
Net operating income			(206)
Exploration & Production | Adjustments
Business segment information
Net operating income	(53)	10	(75)	(119)
Exploration & Production | Adjustments - Asset impairment and provisions charges
Business segment information
Net operating income		(123)		(123)
Exploration & Production | Adjustments - Gains (losses) on disposals of assets
Business segment information
Net operating income			(9)
Exploration & Production | Adjustments - Other items
Business segment information
Net operating income	(53)	133	(66)	4
Integrated LNG | Adjustments
Business segment information
Net operating income	(12)	(271)	26	(606)
Integrated LNG | Adjustments - Effect of changes in fair value
Business segment information
Net operating income	(12)	(286)	26	(617)
Integrated LNG | Adjustments - Other items
Business segment information
Net operating income		15		11
Integrated Power | Adjustments
Business segment information
Net operating income	(333)	(207)	(1,389)	(396)
Integrated Power | Adjustments - Effect of changes in fair value
Business segment information
Net operating income	(279)	175	(637)	72
Integrated Power | Adjustments - Restructuring charges
Business segment information
Net operating income	(11)	(5)	(11)	(5)
Integrated Power | Adjustments - Asset impairment and provisions charges
Business segment information
Net operating income		(346)	(644)	(346)
Integrated Power | Adjustments - Gains (losses) on disposals of assets
Business segment information
Net operating income	29		29
Integrated Power | Adjustments - Other items
Business segment information
Net operating income	(72)	(31)	(126)	(117)
Refining & Chemicals | Adjustments
Business segment information
Net operating income	(264)	(376)	(171)	(841)
Refining & Chemicals | Adjustments - Inventory valuation effect
Business segment information
Net operating income	(263)	(332)	(170)	(659)
Refining & Chemicals | Adjustments - Asset impairment and provisions charges
Business segment information
Net operating income				(60)
Refining & Chemicals | Adjustments - Other items
Business segment information
Net operating income	(1)	(44)	(1)	(122)
Marketing & Services | Adjustments
Business segment information
Net operating income	(203)	(53)	1,327	73
Marketing & Services | Adjustments - Inventory valuation effect
Business segment information
Net operating income	(64)	(45)	(50)	(109)
Marketing & Services | Adjustments - Gains (losses) on disposals of assets
Business segment information
Net operating income	(139)		1,377	203
Marketing & Services | Adjustments - Other items
Business segment information
Net operating income		(8)		(21)
Corporate | Adjustments
Business segment information
Net operating income	(9)	(40)	(13)	(40)
Corporate | Adjustments - Other items
Business segment information
Net operating income	$ (9)	$ (40)	$ (13)	$ (40)